Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property and equipment consist of the following (in thousands):

	December 31,
	2012	2011
Machinery and equipment	$4,385	$4,402
Furniture and fixtures	1,138	1,138
Lab equipment	2,138	2,138
Computer equipment and software	2,640	2,635
Leasehold improvements	1,839	1,839

Property and equipment	12,140	12,152
Less accumulated depreciation and amortization	(11,413)	(11,039)

Property and equipment, net	$727	$1,113